Fair Value Measurements (Details 1) (USD $) In Thousands, unless otherwise specified						12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Components and Sensors [Member]	Dec. 31, 2012 EMS [Member]	Dec. 31, 2011 EMS [Member]	Dec. 31, 2011 Estimated Fair Values [Member]	Dec. 31, 2012 Estimated Fair Values [Member]	Dec. 31, 2011 Estimated Fair Values [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Components and Sensors [Member]	Dec. 31, 2011 Estimated Fair Values [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] Valpey-Fisher [Member] EMS [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member] Components and Sensors [Member]	Dec. 31, 2012 Estimated Fair Values [Member] D & R Acquisition [Member] EMS [Member]
Table reconciles goodwill
Beginning balance	$ 36,350	$ 500	$ 35,900	$ 500	$ 500	$ 500	$ 36,350		$ 35,850	$ 500	$ 500
Goodwill recorded in acquisition												7,665	7,665		28,185	28,185
Ending balance	$ 36,350	$ 500	$ 35,900	$ 500	$ 500	$ 500	$ 36,350		$ 35,850	$ 500	$ 500